Debt - MLB facility fund term and revolver (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Baseball MLB facility fund - term
Debt
Carrying amount of debt						$ 30.0
Interest rate (in percent)						3.65%
Maturity amount 2029						$ 15.0
Maturity amount 2030						$ 15.0
Baseball MLB facility fund - revolver
Debt
Interest rate (in percent)				5.73%	1.38%
Maximum borrowings			$ 43.1	$ 43.7
Line of credit interest rate (in percent)			6.52%
Baseball MLB facility fund - revolver | One month LIBOR
Debt
Interest rate basis		one-month LIBOR
Baseball MLB facility fund - revolver | One month LIBOR | Minimum
Debt
Margin/spread on interest rate (in percent)		1.275%
Baseball MLB facility fund - revolver | One month LIBOR | Maximum
Debt
Margin/spread on interest rate (in percent)		1.40%
Baseball MLB facility fund - revolver | LIBOR
Debt
Interest rate basis		LIBOR
Margin/spread on interest rate (in percent)		1.00%
Baseball MLB facility fund - revolver | Federal Funds Rate
Debt
Interest rate basis		Federal Funds rate
Margin/spread on interest rate (in percent)		0.50%
Baseball MLB facility fund - revolver | Base Rate
Debt
Interest rate basis		Base Rate
Baseball MLB facility fund - revolver | Base Rate | Minimum
Debt
Margin/spread on interest rate (in percent)		0.275%
Baseball MLB facility fund - revolver | Base Rate | Maximum
Debt
Margin/spread on interest rate (in percent)		0.40%
Baseball MLB facility fund - revolver | SOFR
Debt
Interest rate basis	SOFR
Margin/spread on interest rate (in percent)	0.10%